Related Party Transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2021 vessel	Dec. 31, 2021 floating_storage_unit	Dec. 31, 2021 lease	Sep. 30, 2018
Related Party Transaction [Line Items]
Voyage revenues	$ 597,831	$ 591,103	$ 601,256
Operating Costs and Expenses	124,626	116,396	111,585
Time-charter hire expenses	23,487	23,564	19,994
General and administrative expenses	(41,040)	(26,904)	(22,521)
Restructuring charges (notes 12a and 18)	(3,223)	0	(3,315)
Equity income	$ 115,399	72,233	58,819
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels				2		9
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel				4
Bahrain Spirit
Related Party Transaction [Line Items]
Term of charter contract (in years)	21 years						21 years
Number of vessels | floating_storage_unit					1
Advances to affiliates
Related Party Transaction [Line Items]
Voyage revenues	$ 40,225	37,481	49,257
Operating Costs and Expenses	7,011	6,505	6,629
Time-charter hire expenses	23,487	23,564	19,994
General and administrative expenses	(27,098)	(15,779)	(15,393)
Restructuring charges (notes 12a and 18)	(3,223)	0	(400)
Equity income	2,417	2,424	1,316
Advances to affiliates | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Equity income	2,400	2,400	$ 1,300
Advances to affiliates | Yamal LNG Joint Venture | LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel				6
Advances to affiliates | Pan Union Joint Venture | Newbuildings
Related Party Transaction [Line Items]
Number of vessels | vessel			4
Advances to affiliates | Bahrain LNG Joint Venture | Management Service [Member]
Related Party Transaction [Line Items]
Voyage revenues		8,700	$ 6,500
Revenue Not from Contract with Customer	10,100
Advances to affiliates | Bahrain LNG Joint Venture | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues	$ 30,100	28,800	30,600
Advances to affiliates | Teekay Marine Solutions (Bermuda) Ltd.
Related Party Transaction [Line Items]
Voyage revenues			2,000
Advances to affiliates | Teekay corporation | Cargo and Freight [Member]
Related Party Transaction [Line Items]
Voyage revenues			$ 12,200
Employee severance
Related Party Transaction [Line Items]
Restructuring charges (notes 12a and 18)		(2,900)
Employee severance | Advances to affiliates
Related Party Transaction [Line Items]
Restructuring charges (notes 12a and 18)		$ (400)